UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-6108

                          Investors Municipal Cash Fund
                          -----------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  03/31
                          -----

Date of reporting period:  12/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investors Florida Municipal Cash Fund
Investment Portfolio as of December 31, 2004 (Unaudited)
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                                                                                         Principal
                                                                                         Amount ($)                     Value ($)
                                                                                      -------------------------------------------

Municipal Investments 99.8%
Florida 94.3%
Alachua County, FL, Hospital & Healthcare Revenue, Health
Facilities Authority, Shands Teaching Hospital, Series A,
2.22%*, 12/1/2032, SunTrust Bank (a)                                                       300,000                       300,000
Broward County, FL, Housing Finance Authority, Multi-Family
Housing Revenue, Series PT-703, 144A, 2.01%*, 9/1/2026                                   1,100,000                     1,100,000
Broward County, FL, School Board Certificates of Participation,
Series R-1056, 2.02%*, 7/1/2019 (b)                                                        450,000                       450,000
Dade County, FL, Industrial Development Authority Revenue,
Spectrum Programs, Inc. Project, 2.05%*, 10/1/2016,
Bank of America NA (a)                                                                     250,000                       250,000
Florida, Board of Education, Lottery Revenue,
Series PT-1952, 144A, 1.7%*, 1/1/2009 (b)                                                  250,000                       250,000
Florida, Capital Trust Agency Revenue, Aero Miami
FX Project-Air Cargo, AMT, 2.05%*, 8/1/2034, Bank One NA (a)                             1,120,000                     1,120,000
Florida, Housing Finance Corp., Multi-Family Revenue,
Victoria Park, Series J-1, 2.0%*, 10/15/2032                                             1,000,000                     1,000,000
Florida, Ocean Highway & Port Authority Revenue,
AMT, 2.03%*, 12/1/2020, Wachovia Bank NA (a)                                               260,000                       260,000
Florida, Sunshine State Governmental Financing Commission
Revenue, Lehman Convention 3/1/2000, 2.0%*, 7/1/2016 (b)                                   130,000                       130,000
Florida, Transportation/Tolls Revenue, Turnpike Authority,
Series R-4041, 2.02%*, 7/1/2020 (b)                                                        400,000                       400,000
Gulf Breeze, FL, Municipal Bond Fund Revenue, Series A,
2.0%*, 3/31/2021, Bank of America NA (a)                                                   250,000                       250,000
Highlands County, FL, Health Facilities Authority Revenue,
Adventist Health Systems:
Series A, 2.0%*, 11/15/2032, SunTrust Bank (a)                                             275,000                       275,000
Series B, 2.02%*, 11/15/2009, SunTrust Bank (a)                                            300,000                       300,000
Hillsborough County, FL, Industrial Development Authority
Revenue, Seaboard Tampa, AMT, 2.18%*, 12/1/2016,
First Union National Bank (a)                                                              450,000                       450,000
Jacksonville, FL, Capital Project Revenue, Series 1,
1.95%*, 10/1/2017 (b)                                                                      100,000                       100,000
Jacksonville, FL, Electric Authority Revenue, 1.85%*, 3/3/2005                             200,000                       200,000
Jacksonville, FL, Health Facilities Authority, Hospital Revenue,
Series A, 2.22%*, 8/15/2033, Bank of America NA (a)                                        350,000                       350,000
Jacksonville, FL, Industrial Development Revenue, Airport
Hotel Project, 144A, 2.0%*, 7/1/2013, Northern Trust Co. (a)                               800,000                       800,000
Lee County, FL, Airport Revenue, AMT, Series 811-X,
2.08%*, 10/1/2029 (b)                                                                      850,000                       850,000
Lee County, FL, Industrial Development Authority, Health Care
Facilities Revenue, Refinancing & Improvement, Hope Hospice
Project, 2.22%*, 10/1/2023, SunTrust Bank (a)                                            1,000,000                     1,000,000
Miami-Dade County, School Board Certificates of Partnership,
Series R-4022, 2.02%*, 8/1/2021 (b)                                                        100,000                       100,000
Orange County, FL, Health Facilities Authority Revenue,
Presbyterian Retirement Project, 2.05%*, 11/1/2028,
Bank of America NA (a)                                                                     390,000                       390,000
Orange County, FL, Housing Finance Authority, Multi-Family
Housing Revenue, Smokewood/Sun, Series A, 2.0%*, 12/1/2022                                 520,000                       520,000
Orange County, FL, Housing Finance Authority, Multi-Family
Revenue, Falcon Trace Apartments Project, Series D,
AMT, 1.99%*, 10/1/2032                                                                     600,000                       600,000
Orlando, FL, Utilities Commission Water & Electric Revenue,
Series A, 1.95%*, 10/1/2017                                                                320,000                       320,000
Pasco County, FL, School Board Certificates of Participation,
1.99%*, 8/1/2026 (b)                                                                       820,000                       820,000
Pinellas County, FL, Health Facilities Authority Revenue, Hospital
Facilities, Bayfront Projects, 2.22%*, 7/1/2034, SunTrust Bank (a)                         300,000                       300,000
Pinellas County, FL, Health Facilities Authority Revenue,
Pooled Hospital Loan Program, 2.17%*, 12/1/2015 (b)                                        300,000                       300,000
Reedy Creek, FL, Improvement District Utilities Revenue,
Series 986, 144A, 2.03%*, 10/1/2012 (b)                                                    400,000                       400,000
Sarasota County, FL, Health Facilities Authority Revenue,
Health Care Facilities, Bay Village Project, 2.05%*, 12/1/2023,
Bank of America NA (a)                                                                     300,000                       300,000
Seminole County, FL, Industrial Development Authority Revenue,
Masters Academy Project, 2.03%*, 11/1/2034, Allied Irish Bank PLC (a)                    1,600,000                     1,600,000
                                                                                                                     -----------
                                                                                                                      15,485,000

Puerto Rico 5.5%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental
Central Facilities, Bristol-Myers Squibb Project, AMT,
1.95%*, 12/1/2030                                                                          600,000                       600,000
Puerto Rico, State General Obligation, Series 813-D,
144A, 2.01%*, 7/1/2020 (b)                                                                 300,000                       300,000
                                                                                                                     -----------
                                                                                                                         900,000


                                                                                              % of
                                                                                        Net Assets                      Value ($)
                                                                                        ----------                      ---------

Total Investment Portfolio  (Cost $16,385,000)                                                99.8                    16,385,000
Other Assets and Liabilities, Net                                                              0.2                        26,415
                                                                                                                     -----------
Net Assets                                                                                   100.0                    16,411,415
                                                                                                                     ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2004.

(a) Security incorporates a letter of credit from a major bank.

(b) Bond is insured by one of these companies:
                                                             As a % of Total
                                                          Investment Portfolio
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AMBAC        AMBAC Assurance Corp.                                    10.7
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FGIC         Financial Guaranty Insurance Company                      2.1
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FSA          Financial Security Assurance                              5.2
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MBIA         Municipal Bond Investors Assurance                        7.0
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AMT:  Subject to alternative minimum tax.

144A: Security Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Investors Florida Municipal Cash Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Investors Florida Municipal Cash Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               February 22, 2005